UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04919

                 ----------------------------------------------

                                UBS Series Trust

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114

 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO OMITTED]




UBS Series Trust
U.S. Allocation Portfolio
Annual Report
December 31, 2004

UBS Series Trust -- U.S. Allocation Portfolio


February 15, 2005

DEAR CONTRACT OWNER,

We present you with the annual report for UBS Series Trust--U.S. Allocation Portfolio for the fiscal year ended December 31, 2004.

PERFORMANCE

During the one-year reporting period ended December 31, 2004, the Portfolio's Class H shares returned 10.68%. Over the same period, the Portfolio's benchmark Index* returned 10.02%. During the fiscal year, the Portfolio's benchmark index changed, because we changed the Portfolio's investment strategy. We believed the S&P 500 Index was no longer an adequate measure against which to benchmark performance given changes to the Portfolio. (For more on these changes, please see page 3.) For comparison purposes, the S&P 500 Index returned 10.88% over the review period. (For returns over various time periods, please refer to "Performance at a Glance" on page 5.)

AN INTERVIEW WITH PORTFOLIO MANAGER BRIAN SINGER

Q. HOW WAS THE PORTFOLIO ADJUSTED DURING THE FISCAL YEAR?

A. On April 29, 2004, the Portfolio maintained a 100% allocation to equities. In accordance with the change in strategy and our views on the asset classes in which the Portfolio invests, the portfolio strategy was rebalanced as follows:
65% stocks, 30% investment grade bonds and 5% high yield bonds. We subsequently made several adjustments to the portfolio's allocation as the period progressed. Early in the reporting period, our capital markets assumptions indicated the US stock market was well below our estimate of fair value. However, as the period progressed, stock prices moved closer to our estimate of their intrinsic value. Conversely, both investment grade and high yield bonds appeared overvalued. Thus, by the end of the fiscal year, the Portfolio held approximately 68% in stocks, 30% in fixed income and 2% in high yield.

*  An unmanaged Index compiled by the Advisor, constructed as follows:

   65% Russell 3000 Index (representing small, medium and large capitalization stocks), 30% Lehman Brothers US Aggregate Bond Index (representing US investment grade fixed income securities), and 5% Merrill Lynch High Yield Cash Pay Index (representing US high yield securities).

--------------------------------------------------------------------------------
UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

INVESTMENT GOAL:

Total return, consisting of long-term capital appreciation and current income.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Brian Singer
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Class H--September 28, 1998
Class I--January 5, 1999

DIVIDEND PAYMENTS:

Annually

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


Q. WHICH PARTICULAR AREAS OF THE STOCK AND BOND MARKETS DID YOU FIND COMPELLING?

A. In terms of the Portfolio's stock positioning, we utilized our bottom-up investment process that calls for investing in companies that meet our intrinsic value criteria. During much of the fiscal year, we broadly viewed banks and financials as attractive. With the exception of large-cap pharmaceutical companies which had too much geriatric exposure, we continued to find attractive opportunities in pharmaceuticals. We also found the utility sector to be attractive, driven by attractive yields relative to other industries. Throughout the period, we remained cautious regarding technology and energy stocks.

   Within investment grade fixed income, we maintained a defensive duration posture before gradually raising duration to a neutral position. Toward the end of the reporting period, we lowered the Portfolio's duration, due to our belief that yields had moved significantly below our fair value estimate. Within the investment grade fixed income portion of the portfolio, our sector overweights included collateralized mortgage-backed securities and asset-backed securities, and underweights in US Treasuries and agencies.

Q. WHAT IS YOUR OUTLOOK FOR THE MARKETS AND THE PORTFOLIO?

A. The US economy appears to be on solid footing, and we believe it should continue to expand as we progress into 2005. The consensus view is that growth will moderate somewhat, and, barring any major unforeseen event, it should not fall meaningfully below its historical average. We believe bonds are expensive relative to estimates of fair value, and that the Federal Reserve Board will continue to raise interest rates. As a result, we believe that bonds with lower durations and higher credit exposure will outperform long-duration government bonds. Our asset allocation work continues to suggest that equities are undervalued, albeit less substantially than when the fiscal year began. Through our disciplined investment approach, we will continue to seek to identify compelling opportunities that we believe have the potential to generate superior risk-adjusted returns over the long term.

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


--------------------------------------------------------------------------------
SUMMARY OF SIGNIFICANT CHANGES TO UBS SERIES TRUST --
U.S. ALLOCATION PORTFOLIO

   At UBS Global Asset Management, we continually review our investment capabilities and processes as we strive to provide our clients with competitive risk-adjusted returns throughout market cycles. We recognize that markets and the factors influencing them are constantly changing, and that it is necessary to respond to these changes.

   To this end, our Investment Management and Research team conducted a careful review of the Portfolio, and determined that it was in the best interests of our shareholders to modify its investment strategy. As a result of this work, and with the approval of the Portfolio's Board of Trustees, we made modifications to the Portfolio's investment strategy, which went into effect on April 29, 2004. These modifications have resulted in more active management of the Portfolio's asset allocation process, as well as of specific asset classes in the Portfolio. The Tactical Allocation Model, which had been the driving force behind the Portfolio, is no longer a factor in its management.

   Further to these changes, a team of portfolio managers, as opposed to an individual, now oversees the Portfolio, which is more in line with UBS Global Asset Management's team approach to investment management.

CHANGES SHOULD BENEFIT THE PORTFOLIO'S SHAREHOLDERS

   As a result of the modifications to the Portfolio's investment strategy, we believe shareholders now have the potential to fully benefit from the institutional asset allocation and active, bottom-up securities selection capabilities that define our firm. UBS Global Asset Management's investment philosophy and institutional track record have been built on the disciplined application of the price to intrinsic value approach to determining valuations and return expectations of asset classes, regions, sectors and securities. By following this time-tested investment philosophy, we have been able to provide our institutional clients with attractive risk-adjusted returns for over 23 years.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS Funds,** please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,

[JOSEPH A. VARNAS SIGNATURE OMITTED]

Joseph A. Varnas
PRESIDENT
UBS Series Trust--U.S. Allocation Portfolio
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

[BRIAN SINGER SIGNATURE OMITTED]

Brian Singer
PORTFOLIO MANAGER
UBS Series Trust--U.S. Allocation Portfolio
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the fiscal year ended December 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Portfolio. We encourage you to consult your financial advisor regarding your personal investment program.

** Mutual funds are sold by prospectus only. You should carefully consider a fund's investment objectives, risks, charges and expenses before investing. This and other important information is included in the Portfolio's prospectus, which should be read carefully before investing. Prospectuses can be obtained from your investment professional or by visiting our website at www.ubs.com.

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


PERFORMANCE AT A GLANCE (UNAUDITED)

Comparison of the change in value of a $10,000 investment in UBS Series Trust -- U.S. Allocation Portfolio (Class H), UBS Tactical Allocation Fund Index and the S&P 500 Index from September 28, 1998 (inception of the Fund's Class H shares) through December 31, 2004.

            [THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED PIECE]

Sep-98   10000    10000    10000                 Dec-01  12725    11405    11405
         11150    10488    10488                         12535    11239    11239
         11817    11123    11123                         12275    11022    11022
Dec-98   12498    11764    11764                         12735    11437    11437
         13018    12256    12256                         11954    10743    10743
         12607    11875    11875                         11863    10664    10664
         13094    12350    12350                         11007     9904     9904
         13572    12829    12829                         10141     9133     9133
         13245    12526    12526                         10202     9193     9193
         13958    13221    13221                          9084     8194     8194
         13538    12808    12808                          9879     8915     8915
         13471    12745    12745                         10453     9439     9439
         13098    12395    12395                Dec-02    9839     8885     8885
         13912    13180    13180                          9567     8652     8652
         14181    13448    13448                          9416     8522     8522
Dec-99   14811    14240    14240                          9507     8605     8605
         14425    13524    13524                         10282     9314     9314
         14317    13268    13268                         10822     9805     9805
         15029    14566    14566                         10955     9930     9930
         14837    14128    14128                         11139    10105    10105
         14708    13838    13838                         11353    10302    10302
         14901    14180    14180                         11220    10192    10192
         14727    13958    13958                         11853    10769    10769
         15424    14825    14825                         11944    10864    10864
         15066    14042    14042                Dec-03   12556    11433    11433
         15057    13983    13983                         12781    11643    11643
         14506    12881    12881                         12954    11805    11805
Dec-00   14525    12944    12944                         12750    11627    11745
         15039    13403    13403                         12538    11445    11491
         13662    12181    12181                         12579    11602    11577
         12795    11409    11409                         12785    11827    11754
         13785    12296    12296                         12518    11436    11508
         13875    12378    12378                         12734    11482    11615
         13525    12077    12077                         12888    11606    11749
         13385    11958    11958                         13115    11784    11915
         12545    11209    11209                         13465    12260    12253
         11516    10304    10304                Dec-04   13897    12678    12579
         11736    10501    10501
         12625    11306    11306


The performance of Class H shares will vary from the performance of Class I shares due to different fees. It is important to note that the Portfolio is a professionally managed mutual fund, while the Indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/04

                                             6 MONTHS     1 YEAR    5 YEARS   INCEPTION(DEGREE)
-----------------------------------------------------------------------------------------------
Class H                                        8.70%      10.68%     -1.27%         5.40%
................................................................................................
Class I                                        8.55       10.38      -1.51          1.58
................................................................................................
S&P 500 Index                                  7.19       10.88      -2.30          3.86
................................................................................................
UBS Tactical Allocation Fund Index*            7.02       10.02      -2.45          3.73
................................................................................................

(degree) Since inception returns for the Portfolio are calculated as of the commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Since inception returns for S&P 500 Index and UBS Tactical Allocation Fund Index are calculated as of September 28, 1998, which is the inception date of the oldest share Class (Class H).

*         An unmanaged index compiled by the Advisor, constructed as follows:
          65% Russell 3000 Index; 30% Lehman U.S. Aggregate Bond Index and 5% Merrill Lynch High Yield Cash Pay Index.

The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend dates. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution fees (if applicable) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contract level charges that may be applicable to variable annuity contracts. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              Beginning          Ending           Expenses Paid
                            Account Value     Account Value       During Period*
                            July 1, 2004    December 31, 2004   07/01/04 - 12/31/04
....................................................................................
Class H    Actual             $1,000.00         $1,087.00             $4.41
....................................................................................
           Hypothetical
           (5% annual return
           before expenses)    1,000.00          1,020.91              4.27
....................................................................................
Class I    Actual              1,000.00          1,085.50              5.71
....................................................................................
           Hypothetical
           (5% annual return
           before expenses)    1,000.00          1,019.66              5.53
....................................................................................

* Expenses are equal to the Portfolio's annualized expense ratios: Class H:
  0.84%, Class I: 1.09%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio Statistics (unaudited)

CHARACTERISTICS                          12/31/04                                                   6/30/04
-----------------------------------------------------------------------------------------------------------
Net Assets (mm)                             $75.7                                                     $76.3
............................................................................................................
Number of Securities                        179                                                       190
............................................................................................................

PORTFOLIO COMPOSITION*                   12/31/04                                                   6/30/04
-----------------------------------------------------------------------------------------------------------
Common Stocks and Warrants                 62.1%                                                     62.0%
............................................................................................................
Bonds                                      25.9                                                      27.8
............................................................................................................
Investment Companies                        7.6                                                       6.9
............................................................................................................
Cash Equivalents and Other Assets
  Less Liabilities                          4.4                                                       3.3
............................................................................................................
Total                                     100.0%                                                    100.0%
............................................................................................................

TOP FIVE EQUITY SECTORS*                 12/31/04                                                   6/30/04
-----------------------------------------------------------------------------------------------------------
Financials                                 21.1%                                                     22.0%
............................................................................................................
Health Care                                12.4                                                      12.0
............................................................................................................
Consumer Discretionary                      9.4                                                       8.1
............................................................................................................
Industrials                                 7.1                                                       8.9
............................................................................................................
Information Technology                      4.5                                                       4.3
............................................................................................................
Total                                      54.5%                                                     55.3%
............................................................................................................

TOP TEN EQUITY SECURITIES*               12/31/04                                                   6/30/04
-----------------------------------------------------------------------------------------------------------
Citigroup                                   2.7%       Citigroup                                      2.8%
............................................................................................................
Johnson & Johnson                           2.5        Nextel Communications                          2.6
............................................................................................................
Nextel Communications                       2.2        Microsoft                                      2.2
............................................................................................................
Wells Fargo                                 2.1        Allergan                                       2.1
............................................................................................................
Burlington Northern Santa Fe                2.1        Wells Fargo                                    2.1
............................................................................................................
Morgan Stanley                              2.0        Burlington Northern Santa Fe                   1.9
............................................................................................................
Allergan                                    1.8        Morgan Stanley                                 1.7
............................................................................................................
Exxon Mobil                                 1.8        UnitedHealth Group                             1.7
............................................................................................................
Microsoft                                   1.8        Illinois Tool Works                            1.7
............................................................................................................
Federal Home Loan Mortgage Corp.            1.7        Exxon Mobil                                    1.6
............................................................................................................
Total                                      20.7%       Total                                         20.4%
............................................................................................................

FIXED INCOME SECTOR ALLOCATION*          12/31/04                                                   6/30/04
-----------------------------------------------------------------------------------------------------------
Mortgage & Agency Debt Securities          12.0%       Mortgage & Agency Debt Securities             13.3%
............................................................................................................
Corporate Bonds                             5.0        Corporate Bonds                                5.6
............................................................................................................
U.S. Government Obligations                 4.3        U.S. Government Obligations                    5.6
............................................................................................................
Commercial Mortgage-Backed Securities       2.4        Commerical Mortgage-Backed Securities          1.8
............................................................................................................
Asset-Backed Securities                     2.1        Asset-Backed Securities                        1.3
............................................................................................................
International Government Obligations        0.1        International Government Obligations           0.2
............................................................................................................
Total                                      25.9        Total                                         27.8%
............................................................................................................

TOP TEN FIXED INCOME SECURITIES*         12/31/04                                                   6/30/04
-----------------------------------------------------------------------------------------------------------
GNMA Certificates, 6.500% due 06/15/29      2.0%       U.S. Treasury Notes, 3.375% due 12/15/08       3.2%
............................................................................................................
FNMA Certificates, 5.500% due 10/01/33      1.8        GNMA Certificates, 6.500% due 06/15/29         2.4
............................................................................................................
U.S. Treasury Bonds, 4.000% due 02/15/14    1.6        FHLMC Certificates, 5.125% due 07/15/12        2.1
............................................................................................................
FHLMC Certificates, 5.125% due 07/15/12     1.6        FNMA Certificates, 5.500% due 10/01/33         1.9
............................................................................................................
FNMA Certificates, 6.500% due 12/01/29      1.5        U.S. Treasury Notes, 4.250% due 08/15/13       1.3
............................................................................................................
U.S. Treasury Notes, 2.750% due 07/31/06    1.2        GNMA Certificates, 6.000% due 07/15/29         1.2
............................................................................................................
FHLMC Certificates, 5.000% due 01/30/14     1.1        FHLMC Certificates, 5.000% due 01/30/14        1.0
............................................................................................................
GNMA Certificates, 6.000% due 07/15/29      1.1        FHLMC Certificates, 4.500%, maturity to be
                                                         assigned                                     1.0
............................................................................................................
WFS Financial Owner Trust, 4.500%                      FNMA REMIC, Series 2001-69, Class PN,
  due 02/20/10                              0.7          6.000% due 04/25/30                          0.7
............................................................................................................
U.S. Treasury Notes, 2.500% due 09/30/06    0.7        WFS Financial Owner Trust, 4.500%
                                                         due 02/20/10                                 0.7
............................................................................................................
Total                                      13.3%       Total                                         15.5%
............................................................................................................

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

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                                                                               7

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- December 31, 2004

COMMON STOCKS - 62.11%

                              NUMBER OF
SECURITY DESCRIPTION            SHARES         VALUE
----------------------------------------------------
AEROSPACE & DEFENSE - 1.37%
Lockheed Martin Corp. (1)       8,900       $494,395
.....................................................
Northrop Grumman Corp.         10,000        543,600
.....................................................
                                           1,037,995
----------------------------------------------------
AUTO COMPONENTS - 0.85%
Johnson Controls, Inc.         10,100        640,744
----------------------------------------------------
BANKS - 4.23%
Mellon Financial Corp.         33,000      1,026,630
.....................................................
PNC Financial Services
  Group                         9,800        562,912
.....................................................
Wells Fargo & Co.              26,000      1,615,900
.....................................................
                                           3,205,442
----------------------------------------------------
BIOTECHNOLOGY - 0.99%
Genzyme Corp. (1)*             12,900        749,103
----------------------------------------------------
BUILDING PRODUCTS - 1.71%
Masco Corp.                    35,400      1,293,162
----------------------------------------------------
COMMERCIAL SERVICES &
   SUPPLIES - 0.34%
Equifax, Inc.                   9,100        255,710
----------------------------------------------------
COMPUTERS & PERIPHERALS - 0.38%
Hewlett-Packard Co.            13,700        287,289
----------------------------------------------------
CONSTRUCTION MATERIALS - 0.95%
Martin Marietta
  Materials, Inc.              13,400        719,044
----------------------------------------------------
DIVERSIFIED FINANCIALS - 7.89%
Citigroup, Inc.                43,000      2,071,740
.....................................................
Federal Home Loan
  Mortgage Corp.               17,800      1,311,860
.....................................................
J.P. Morgan Chase & Co.        28,200      1,100,082
.....................................................
Morgan Stanley                 26,800      1,487,936
.....................................................
                                           5,971,618
----------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 0.53%
SBC Communications, Inc.       15,600        402,012
----------------------------------------------------
ELECTRIC UTILITIES - 3.53%
American Electric Power
  Co., Inc.                    13,200       $453,288
.....................................................
CMS Energy Corp. *             16,900        176,605
.....................................................
Exelon Corp.                   25,500      1,123,785
.....................................................
FirstEnergy Corp.              17,700        699,327
.....................................................
Pepco Holdings, Inc.           10,300        219,596
.....................................................
                                           2,672,601
----------------------------------------------------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS - 0.75%
Mettler-Toledo
  International, Inc. *        11,100        569,541
----------------------------------------------------
FOOD & DRUG RETAILING - 1.71%
Albertson's, Inc. (1)          27,100        647,148
.....................................................
Kroger Co. *                   37,100        650,734
.....................................................
                                           1,297,882
----------------------------------------------------
GAS UTILITIES - 0.61%
Sempra Energy                  12,500        458,500
----------------------------------------------------
HEALTH CARE EQUIPMENT &
   SUPPLIES - 0.45%
Medtronic, Inc.                 6,800        337,756
----------------------------------------------------
HEALTH CARE PROVIDERS &
   SERVICES - 2.14%
Quest Diagnostics, Inc. (1)     3,200       305,760
.....................................................
UnitedHealth Group, Inc.       14,900      1,311,647
.....................................................
                                           1,617,407
----------------------------------------------------
HOUSEHOLD PRODUCTS - 0.90%
Kimberly Clark Corp.           10,400        684,424
----------------------------------------------------
INSURANCE - 3.51%
AFLAC, Inc.                     9,900        394,416
.....................................................
Allstate Corp.                 10,100        522,372
.....................................................
Hartford Financial Services
  Group, Inc.                   7,100        492,101
.....................................................
WellPoint, Inc. *               5,300        609,500
.....................................................
Willis Group Holdings
  Ltd. (1)                     15,500        638,135
.....................................................
                                           2,656,524
----------------------------------------------------

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- December 31, 2004

COMMON STOCKS - (CONCLUDED)

                              NUMBER OF
SECURITY DESCRIPTION            SHARES         VALUE
----------------------------------------------------
INTERNET SOFTWARE &
   SERVICES - 0.61%
IAC/InterActiveCorp *          16,600       $458,492
----------------------------------------------------
MACHINERY - 1.50%
Illinois Tool Works, Inc.      12,300      1,139,964
----------------------------------------------------
MEDIA - 5.75%
Dex Media, Inc.                10,300        257,088
.....................................................
Omnicom Group, Inc. (1)        12,100      1,020,272
.....................................................
Time Warner, Inc. *            48,500        942,840
.....................................................
Tribune Co.                    11,600        488,824
.....................................................
Univision Communications,
  Inc., Class A *              13,600        398,072
.....................................................
Viacom, Inc., Class B          34,300      1,248,177
.....................................................
                                           4,355,273
----------------------------------------------------
MULTI-LINE RETAIL - 2.07%
Costco Wholesale
  Corp. (1)                    23,000      1,113,430
.....................................................
Kohl's Corp. (1)*               9,300        457,281
.....................................................
                                           1,570,711
----------------------------------------------------
OIL & GAS - 2.71%
Exxon Mobil Corp.              26,100      1,337,886
.....................................................
Kerr-McGee Corp.                3,500        202,265
.....................................................
Marathon Oil Corp.             13,600        511,496
.....................................................
                                           2,051,647
----------------------------------------------------
PHARMACEUTICALS - 8.78%
Allergan, Inc. (1)             16,700      1,353,869
.....................................................
Bristol-Myers Squibb Co.       16,600        425,292
.....................................................
Cephalon, Inc. (1)*             8,300        422,304
.....................................................
Johnson & Johnson              29,300      1,858,206
.....................................................
Medco Health Solutions,
  Inc. *                        2,200         91,520
.....................................................
Mylan Laboratories,
  Inc. (1)                     39,100        691,288
.....................................................
Pfizer, Inc.                   21,300        572,757
.....................................................
Wyeth Pharmaceuticals (1)      28,900      1,230,851
.....................................................
                                           6,646,087
----------------------------------------------------
ROAD & RAIL - 2.12%
Burlington Northern
  Santa Fe, Inc.               34,000      1,608,540
----------------------------------------------------
SOFTWARE - 2.78%
BEA Systems, Inc. *             2,600        $23,036
.....................................................
Microsoft Corp.                49,800      1,330,158
.....................................................
Oracle Corp. *                 54,900        753,228
.....................................................
                                           2,106,422
----------------------------------------------------
SPECIALTY RETAIL - 0.76%
Advance Auto Parts,
  Inc. (1)*                     5,200        227,136
.....................................................
TJX Cos., Inc. (1)             13,800        346,794
.....................................................
                                             573,930
----------------------------------------------------
WIRELESS TELECOMMUNICATION
   SERVICES - 2.19%
Nextel Communications,
  Inc., Class A *              55,300      1,659,000
----------------------------------------------------
Total Common Stocks
  (cost - $43,847,051)                    47,026,820
----------------------------------------------------

                              NUMBER OF
                              WARRANTS
                                (000)
----------------------------------------------------
WARRANTS - 0.01%
----------------------------------------------------
COMMUNICATIONS
   EQUIPMENT - 0.01%
Lucent Technologies, Inc.,          5
strike price $2.75, expires
12/10/07 * (cost - $0)                         8,053
----------------------------------------------------
----------------------------------------------------

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- December 31, 2004

PRINCIPAL
 AMOUNT                                                                 MATURITY       INTEREST
  (000)                                                                   DATES          RATES         VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 4.34%
---------------------------------------------------------------------------------------------------------------
$1,250  U.S. Treasury Bonds                                             02/15/14         4.000%      $1,232,764
................................................................................................................
   145  U.S. Treasury Bonds                                             05/15/17         8.750          203,176
................................................................................................................
   285  U.S. Treasury Bonds                                             05/15/30         6.250          340,742
................................................................................................................
   890  U.S. Treasury Notes                                             07/31/06         2.750          887,114
................................................................................................................
   510  U.S. Treasury Notes                                             09/30/06         2.500          505,597
................................................................................................................
   115  U.S. Treasury Notes                                             09/15/09         3.375          113,949
................................................................................................................
Total U.S. Government Obligations (cost - $3,267,689)                                                 3,283,342
---------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.37%
---------------------------------------------------------------------------------------------------------------
   400  Asset Securitization Corp., Series 1995-MD4, Class A3           08/13/29         7.384          436,215
................................................................................................................
    71  First Union-Lehman Brothers Commercial Mortgage,
          Series 1997-C2, Class A3                                      11/18/29         6.650           75,105
................................................................................................................
   382  Greenwich Capital Commercial Funding Corp.,
          Series 2002-C1, Class A1                                      01/11/13         3.357          379,089
................................................................................................................
   348  Hilton Hotel Pool Trust, Series 2000-HLTA, Class A1 **          10/03/15         7.055          380,842
................................................................................................................
   152  Mach One Trust Commercial Mortgage,
          Series 2004-1A, Class A1 **                                   05/28/40         3.890          151,306
................................................................................................................
   350  Nomura Asset Securities Corp., Series 1996-MD5,
          Class A4                                                      04/13/39         7.970          372,046
................................................................................................................
Total Commercial Mortgage-Backed Securities (cost - $1,788,388)                                       1,794,603
---------------------------------------------------------------------------------------------------------------
MORTGAGE & AGENCY DEBT SECURITIES - 11.97%
---------------------------------------------------------------------------------------------------------------
    40  Federal Home Loan Mortgage Corporation Certificates             04/01/08         3.500           39,773
................................................................................................................
 1,145  Federal Home Loan Mortgage Corporation Certificates             07/15/12         5.125        1,203,766
................................................................................................................
   810  Federal Home Loan Mortgage Corporation Certificates             01/30/14         5.000          810,218
................................................................................................................
   100  Federal National Mortgage Association Certificates              01/19/07         2.625           98,740
................................................................................................................
 1,058  Federal National Mortgage Association Certificates              12/01/29         6.500        1,112,875
................................................................................................................
 1,332  Federal National Mortgage Association Certificates              10/01/33         5.500        1,355,159
................................................................................................................
   298  Federal National Mortgage Association Certificates              11/01/34         5.500          303,293
................................................................................................................
   200  Federal National Mortgage Association Certificates              12/01/34         6.000          206,700
................................................................................................................
   149  FNMA REMIC, Series 2001-57, Class PC                            09/25/30         6.500          149,238
................................................................................................................
   362  FNMA REMIC, Series 2001-69, Class PN                            04/25/30         6.000          367,730
................................................................................................................
   317  FNMA REMIC, Series 2001-T4, Class A1                            07/25/41         7.500          338,306
................................................................................................................
   390  FNMA REMIC, Series 2002-T19, Class A1                           07/25/42         6.500          407,346
................................................................................................................
 1,410  Government National Mortgage Association Certificates           06/15/29         6.500        1,486,560
................................................................................................................
   767  Government National Mortgage Association Certificates           07/15/29         6.000          798,038
................................................................................................................
   229  Government National Mortgage Association Certificates           04/15/31         6.500          241,028
................................................................................................................
   143  GNMA REMIC, Series 2002-7 Class PE                              11/20/30         6.500          143,775
................................................................................................................
Total Mortgage & Agency Debt Securities (cost - $8,912,064)                                           9,062,545
---------------------------------------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- December 31, 2004

PRINCIPAL

PRINCIPAL
 AMOUNT                                                                 MATURITY       INTEREST
  (000)                                                                   DATES          RATES         VALUE
---------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.11%
---------------------------------------------------------------------------------------------------------------
  $245  Conseco Finance Securitizations Corp.,
          Series 2000-1 Class A4                                        05/01/31         7.620%        $250,562
................................................................................................................
   365  Conseco Finance Securitizations Corp.,
          Series 2000-5 Class A5                                        02/01/32         7.700          363,772
................................................................................................................
    84  First Franklin Mortgage Loan,
          Series 2004 - FFB, Class A1                                   06/25/24         4.167++         83,441
................................................................................................................
   145  Greenpoint Home Equity Loan Trust,
         Series 2004-3, Class A                                         03/15/35         2.633++        145,144
................................................................................................................
   152  MMCA Automobile Trust, Series 2001-1, Class B                   06/15/07         6.190          152,649
................................................................................................................
   100  Paragon Mortgages PLC, Series 7A, Class B1A **                  05/15/43         3.040++        100,285
................................................................................................................
   500  WFS Financial Owner Trust, Series 2002-2, Class A4              02/20/10         4.500          506,423
................................................................................................................
Total Asset-Backed Securities (cost - $1,601,267)                                                     1,602,276
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 4.98%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.16%
    45  Boeing Capital Corp.                                            09/27/10         7.375           51,882
................................................................................................................
    30  Lockheed Martin Corp.                                           12/01/29         8.500           41,048
................................................................................................................
    25  United Technologies Corp.                                       05/15/12         6.100           27,508
................................................................................................................
                                                                                                        120,438
---------------------------------------------------------------------------------------------------------------
AUTOMOBILE OEM - 0.58%
   115  DaimlerChrysler N.A. Holding Corp.                              06/04/08         4.050          114,763
................................................................................................................
    60  Ford Motor Co.                                                  07/16/31         7.450           60,344
................................................................................................................
   115  Ford Motor Credit Co.                                           01/12/09         5.800          117,547
................................................................................................................
    50  General Motors Acceptance Corp.                                 09/15/11         6.875           51,240
................................................................................................................
    50  General Motors Acceptance Corp.                                 11/01/31         8.000           51,394
................................................................................................................
    40  General Motors Corp.                                            07/15/33         8.375           41,443
................................................................................................................
                                                                                                        436,731
---------------------------------------------------------------------------------------------------------------
BANKING-NON-U.S. - 0.25%
---------------------------------------------------------------------------------------------------------------
    25  Abbey National PLC                                              10/26/29         7.950           32,242
................................................................................................................
    90  HSBC Finance Corp.                                              05/15/11         6.750          101,000
................................................................................................................
    25  HSBC Holdings PLC                                               12/12/12         5.250           25,916
................................................................................................................
    25  Royal Bank of Scotland Group PLC, Series 1                      03/31/10         9.118           30,451
................................................................................................................
                                                                                                        189,609
---------------------------------------------------------------------------------------------------------------
BANKING-U.S. - 0.62%
   105  Bank of America Corp.                                           01/15/11         7.400          121,630
................................................................................................................
    40  Bank One Corp.                                                  08/01/10         7.875           46,657
................................................................................................................
    25  CS First Boston USA, Inc.                                       01/15/09         3.875           24,854
................................................................................................................

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- December 31, 2004

PRINCIPAL
 AMOUNT                                                                 MATURITY       INTEREST
  (000)                                                                   DATES          RATES         VALUE
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - (CONTINUED)
---------------------------------------------------------------------------------------------------------------
BANKING-U.S. - (CONCLUDED)
   $75  J.P. Morgan Chase & Co.                                         02/01/11         6.750%         $84,255
................................................................................................................
    30  Wachovia Bank N.A.                                              08/18/10         7.800           35,234
................................................................................................................
   115  Washington Mutual, Inc.                                         01/15/07         5.625          119,762
................................................................................................................
    35  Wells Fargo & Co.                                               08/01/11         6.375           38,750
................................................................................................................
                                                                                                        471,142
---------------------------------------------------------------------------------------------------------------
BROKERAGE - 0.50%
   141  Citigroup, Inc. **                                              09/15/14         5.000          141,680
................................................................................................................
    90  Goldman Sachs Group, Inc.                                       01/15/11         6.875          101,536
................................................................................................................
   120  Morgan Stanley                                                  04/15/11         6.750          134,597
................................................................................................................
                                                                                                        377,813
---------------------------------------------------------------------------------------------------------------
CABLE - 0.13%
    90  Comcast Cable Communications, Inc.                              01/30/11         6.750          101,068
---------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.18%
    70  Dow Chemical Co.                                                02/01/11         6.125           76,672
................................................................................................................
    60  ICI Wilmington, Inc.                                            12/01/08         4.375           60,339
................................................................................................................
                                                                                                        137,011
---------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS-NONDURABLES - 0.07%
    45  Avon Products, Inc.                                             11/15/09         7.150           50,860
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.34%
    55  American Electric Power Co., Series A                           05/15/06         6.125           57,001
................................................................................................................
    30  Dominion Resources, Inc., Series A                              06/15/10         8.125           35,311
................................................................................................................
    25  FirstEnergy Corp., Series B                                     11/15/11         6.450           27,162
................................................................................................................
    55  FPL Group Capital, Inc.                                         09/15/06         7.625           58,749
................................................................................................................
    20  Pacific Gas & Electric Co.                                      03/01/34         6.050           20,772
................................................................................................................
    25  PSEG Power                                                      04/15/11         7.750           29,150
................................................................................................................
    25  Xcel Energy, Inc.                                               12/01/10         7.000           28,181
................................................................................................................
                                                                                                        256,326
---------------------------------------------------------------------------------------------------------------
ENERGY - 0.05%
    35  Devon Financing Corp., U.L.C.                                   09/30/11         6.875           39,640
---------------------------------------------------------------------------------------------------------------
ENERGY-INTEGRATED - 0.18%
    40  ConocoPhillips, Inc.                                            05/25/10         8.750           48,815
................................................................................................................
    25  Marathon Oil Corp.                                              03/15/12         6.125           27,241
................................................................................................................
    25  PPL Capital Funding                                             03/01/09         4.330           24,709
................................................................................................................
    30  TXU Energy Co.                                                  03/15/13         7.000           33,505
................................................................................................................
                                                                                                        134,270
---------------------------------------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- December 31, 2004

PRINCIPAL
 AMOUNT                                                                 MATURITY       INTEREST
  (000)                                                                   DATES          RATES         VALUE
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - (CONTINUED)
---------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.10%
   $40  Time Warner, Inc.                                               04/15/31         7.625%         $48,391
................................................................................................................
    25  Viacom, Inc.                                                    05/15/11         6.625           28,071
................................................................................................................
                                                                                                         76,462
---------------------------------------------------------------------------------------------------------------
FINANCE-NONCAPTIVE CONSUMER - 0.09%
    25  Countrywide Home Loans                                          05/21/08         3.250           24,446
................................................................................................................
    45  SLM Corp.                                                       04/10/07         5.625           46,928
................................................................................................................
                                                                                                         71,374
---------------------------------------------------------------------------------------------------------------
FINANCE-NONCAPTIVE DIVERSIFIED - 0.46%
   240  General Electric Capital Corp.                                  06/15/12         6.000          261,609
................................................................................................................
    35  General Electric Capital Corp.                                  03/15/32         6.750           40,966
................................................................................................................
    50  International Lease Finance Corp.                               04/01/09         3.500           48,686
................................................................................................................
                                                                                                        351,261
---------------------------------------------------------------------------------------------------------------
FOOD - 0.15%
    25  Conagra Foods, Inc.                                             09/15/11         6.750           28,127
................................................................................................................
    50  Kraft Foods, Inc.                                               11/01/11         5.625           52,947
................................................................................................................
    25  Unilever Capital Corp.                                          11/01/10         7.125           28,755
................................................................................................................
                                                                                                        109,829
---------------------------------------------------------------------------------------------------------------
FOOD PROCESSORS/BEVERAGE/BOTTLING - 0.10%
    50  Miller Brewing Co. **                                           08/15/13         5.500           52,262
................................................................................................................
    25  Pepsi Bottling Holdings, Inc. **                                02/17/09         5.625           26,653
................................................................................................................
                                                                                                         78,915
---------------------------------------------------------------------------------------------------------------
HEALTHCARE - 0.04%
    25  McKesson Corp.                                                  02/01/12         7.750           28,763
---------------------------------------------------------------------------------------------------------------
INSURANCE-PERSONAL & CASUALTY - 0.07%
    25  Marsh & McLennan Co., Inc.                                      03/15/12         6.250           26,160
................................................................................................................
    25  Travelers Property Casualty Corp.                               03/15/13         5.000           24,437
................................................................................................................
                                                                                                         50,597
---------------------------------------------------------------------------------------------------------------
MACHINERY-AGRICULTURE & CONSTRUCTION - 0.05%
    35  John Deere Capital Corp.                                        03/15/12         7.000           40,354
---------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.04%
    25  Alcoa, Inc.                                                     01/15/12         6.000           27,310
---------------------------------------------------------------------------------------------------------------
OIL & GAS - 0.13%
    30  Duke Energy Field Services                                      08/16/10         7.875           34,990
................................................................................................................
    55  Transocean, Inc.                                                04/15/11         6.625           61,491
................................................................................................................
                                                                                                         96,481
---------------------------------------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- December 31, 2004

PRINCIPAL
 AMOUNT                                                                 MATURITY       INTEREST
  (000)                                                                   DATES          RATES         VALUE
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - (CONCLUDED)
---------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.08%
   $25  International Paper Co.                                         09/01/11         6.750%         $28,028
................................................................................................................
    25  Weyerhaeuser Co.                                                03/15/32         7.375           29,646
................................................................................................................
                                                                                                         57,674
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.07%
    25  Bristol-Myers Squibb Co.                                        10/01/11         5.750           26,775
................................................................................................................
    25  Wyeth Pharmaceuticals                                           03/15/13         5.500           25,983
................................................................................................................
                                                                                                         52,758
---------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.05%
    35  EOP Operating LP                                                06/15/28         7.250           39,650
---------------------------------------------------------------------------------------------------------------
RETAIL - 0.15%
    25  Federated Department Stores                                     04/01/11         6.625           27,953
................................................................................................................
    25  Kohl's Corp.                                                    03/01/11         6.300           27,389
................................................................................................................
    55  Wal-Mart Stores, Inc.                                           08/10/09         6.875           61,759
................................................................................................................
                                                                                                        117,101
---------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.06%
    45  Union Pacific Corp.                                             12/01/06         6.700           47,573
---------------------------------------------------------------------------------------------------------------
TECHNOLOGY-SOFTWARE - 0.07%
    25  Computer Sciences Corp.                                         04/15/08         3.500           24,787
................................................................................................................
    25  First Data Corp.                                                11/01/11         5.625           26,864
................................................................................................................
                                                                                                         51,651
---------------------------------------------------------------------------------------------------------------
TRANSPORTATION SERVICES - 0.04%
    25  ERAC USA Finance Co. **                                         01/15/11         8.000           29,430
---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.17%
    25  AT&T Wireless Services, Inc.                                    03/01/31         8.750           33,708
................................................................................................................
    55  Verizon New York, Inc., Series A                                04/01/12         6.875           61,736
................................................................................................................
    25  Vodafone Group PLC                                              02/15/30         7.875           32,235
................................................................................................................
                                                                                                        127,679
---------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost - $3,695,390)                                                             3,769,770
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL GOVERNMENT OBLIGATIONS - 0.16%
---------------------------------------------------------------------------------------------------------------
    30  Pemex Project Funding Master Trust                              11/15/11         8.000           34,530
................................................................................................................
    75  United Mexican States                                           12/30/19         8.125           88,013
................................................................................................................
Total International Obligations (cost - $114,207)                                                       122,543
---------------------------------------------------------------------------------------------------------------
NUMBER OF
 SHARES
  (000)
---------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 7.55%
---------------------------------------------------------------------------------------------------------------
    82  UBS High Yield Relationship Fund (2)*                                                         1,547,312
................................................................................................................
   106  UBS US Small Cap Equity Relationship Fund (2)*                                                4,167,261
................................................................................................................
Total Investment Companies (cost - $5,003,182)                                                        5,714,573
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- December 31, 2004

PRINCIPAL
 AMOUNT                                                                 MATURITY       INTEREST
  (000)                                                                   DATES          RATES         VALUE
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.60%
$3,486  Repurchase Agreement dated 12/31/04 with
          State Street Bank & Trust Co., collateralized
          by $15,050 U.S. Treasury Bonds, 9.000%
          due 11/15/18 and $3,543,023 U.S. Treasury
          Notes, 3.000% due 12/31/06; (value - $3,556,100);
          proceeds: $3,486,436 (cost - $3,486,000)                      01/03/05         1.500%      $3,486,000
---------------------------------------------------------------------------------------------------------------
NUMBER OF
 SHARES
  (000)
---------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 8.93%
---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+ - 8.93%
 3,091 Barclays Prime Money Market Fund                                                  2.244        3,090,547
................................................................................................................
 3,675  UBS Private Money Market Fund LLC (2)                                            2.161        3,674,922
................................................................................................................
Total Money Market Funds (cost - $6,765,469)                                                          6,765,469
---------------------------------------------------------------------------------------------------------------
Total Investments (cost - $78,480,707) - 109.13%                                                     82,635,994
................................................................................................................
Liabilities in excess of other assets - (9.13)%                                                      (6,915,710)
................................................................................................................
Net Assets - 100.00%                                                                                $75,720,284
---------------------------------------------------------------------------------------------------------------

*     Non-income producing security.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.17% of net assets as of December 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+     Interest rates shown reflect yield at December 31, 2004.

++ Floating rate securities. The interest rates shown are the current rates as of December 31, 2004.

(1)   Security, or portion thereof, was on loan at December 31, 2004.

(2)   Affiliated issuer. See table below for more information.

                                                                                                              INCOME
                                                                    REALIZED    UNREALIZED                    EARNED
                                       PURCHASES       SALES          GAIN        GAINS                  FROM AFFILIATE
                                       DURING THE    DURING THE     FOR THE      FOR THE                  FOR THE YEAR
SECURITY                    VALUE      YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED     VALUE          ENDED
DESCRIPTION              AT 12/31/03    12/31/04      12/31/04      12/31/04     12/31/04   AT 12/31/04      12/31/04
-----------------------------------------------------------------------------------------------------------------------
UBS High Yield
  Relationship Fund            --      $1,600,000      $200,000      $3,183      $144,129    $1,547,312        --
........................................................................................................................
UBS Private Money
  Money Market
  Fund LLC                 $830,000    30,881,060    28,036,138        --            --       3,674,922        $704
........................................................................................................................
UBS US Small Cap
  Equity Relationship
  Fund                         --       3,600,000          --          --         567,261     4,167,261        --
-----------------------------------------------------------------------------------------------------------------------

OEM   Original Equipment Manufacturer
REMIC Real Estate Mortgage Investment Conduit

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)      PERCENTAGE OF PORTFOLIO ASSETS
---------------------------------------------------------------------------
United States                                                         98.1%
............................................................................
United Kingdom                                                         1.0
............................................................................
Switzerland                                                            0.7
............................................................................
Mexico                                                                 0.1
............................................................................
Chile                                                                  0.1
............................................................................
Total                                                                100.0%
---------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


Statement of Assets and Liabilities -- December 31, 2004 ASSETS:


Investments in unaffiliated securities, at value (cost--$69,802,603)*                $73,246,499
.................................................................................................
Investments in affiliated securities, at value (cost--$8,678,104)                      9,389,495
.................................................................................................
Cash                                                                                         835
.................................................................................................
Receivable for investments sold                                                          211,756
.................................................................................................
Receivable for shares of beneficial interest sold                                         14,642
.................................................................................................
Receivable for dividends and interest                                                    230,990
.................................................................................................
Total assets                                                                          83,094,217
.................................................................................................
LIABILITIES:
Payable for cash collateral from securities loaned                                     6,765,469
.................................................................................................
Payable for investments purchased                                                        288,244
.................................................................................................
Payable to affiliates                                                                    130,276
.................................................................................................
Payable for shares of beneficial interest repurchased                                     69,010
.................................................................................................
Accrued expenses and other liabilities                                                   120,934
.................................................................................................
Total liabilities                                                                      7,373,933
.................................................................................................
NET ASSETS:
Beneficial interest--$0.001 par value (unlimited amount authorized)                  103,444,882
.................................................................................................
Accumulated undistributed net investment income                                          985,487
.................................................................................................
Accumulated net realized loss from investment and foreign currency transactions      (32,865,372)
.................................................................................................
Net unrealized appreciation of investments                                             4,155,287
.................................................................................................
Net assets                                                                           $75,720,284
.................................................................................................
CLASS H:
Net assets                                                                           $19,088,224
.................................................................................................
Shares outstanding                                                                     1,414,290
.................................................................................................
Net asset value, offering price and redemption value per share                            $13.50
.................................................................................................
CLASS I:
Net assets                                                                           $56,632,060
.................................................................................................
Shares outstanding                                                                     4,207,304
.................................................................................................
Net asset value, offering price and redemption value per share                            $13.46
------------------------------------------------------------------------------------------------

*Includes $6,567,227 of investments in securities on loan, at value


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


Statement of Operations


                                                                                   For the
                                                                                  Year Ended
                                                                               December 31, 2004
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                             $1,091,277
.................................................................................................
Interest                                                                                 584,317
.................................................................................................
Securities lending income (includes $704 earned from an affiliated entity)                 1,219
.................................................................................................
                                                                                       1,676,813
.................................................................................................
EXPENSES:
Investment advisory and administration fees                                              382,125
.................................................................................................
Distribution fees--Class I                                                               142,266
.................................................................................................
Professional fees                                                                         76,984
.................................................................................................
Reports and notices to shareholders                                                       67,485
.................................................................................................
Custody and accounting                                                                    45,855
.................................................................................................
Trustees' fees                                                                            13,367
.................................................................................................
Transfer agency fees--Class H                                                              1,500
.................................................................................................
Transfer agency fees--Class I                                                              1,500
.................................................................................................
Other expenses                                                                            20,359
.................................................................................................
                                                                                         751,441
.................................................................................................
Net investment income                                                                    925,372
.................................................................................................
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
.................................................................................................
Investments (includes $3,183 of realized gain from an affiliated entity)              (6,670,315)
.................................................................................................
Foreign currency transactions                                                             10,909
.................................................................................................
Net change in unrealized appreciation/depreciation of investments                     13,091,422
.................................................................................................
Net realized and unrealized gain from investment activities                            6,432,016
.................................................................................................
Net increase in net assets resulting from operations                                  $7,357,388
------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio

Statement of Changes in Net Assets


                                                        For the Years Ended
                                                           December 31,

                                                     ---------------------------

                                                       2004            2003
--------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                  $925,372      $611,220
.................................................................................
Net realized gains (losses) from:
Investments                                          (6,670,315)   (4,501,537)
.................................................................................
Foreign currency transactions                            10,909            --
.................................................................................
Net change in unrealized appreciation/depreciation
  of investments                                     13,091,422    21,479,207
.................................................................................
Net increase in net assets resulting from operations  7,357,388    17,588,890
.................................................................................
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H                         (188,572)     (240,276)
.................................................................................
Net investment income--Class I                         (414,153)     (431,950)
.................................................................................
                                                       (602,725)     (672,226)
.................................................................................
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares                  6,133,583     6,297,351
.................................................................................
Cost of shares repurchased                          (17,843,562)  (13,826,181)
.................................................................................
Proceeds from dividends reinvested                      602,725       672,226
.................................................................................
Net decrease in net assets from beneficial
interest transactions                               (11,107,254)   (6,856,604)
.................................................................................
Net increase (decrease) in net assets                (4,352,591)   10,060,060
.................................................................................
NET ASSETS:
Beginning of year                                    80,072,875    70,012,815
.................................................................................
End of year                                         $75,720,284   $80,072,875
.................................................................................
Accumulated undistributed net investment income        $985,487      $604,769
.................................................................................
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

18

UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Series Trust--U.S. Allocation Portfolio (the "Portfolio") is a diversified portfolio of UBS Series Trust (the "Trust"). The Trust is organized under
Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated
February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates as a series company currently offering one portfolio. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable annuity contracts.

On March 30, 2004, the Trust's Board of Trustees (the "Board") approved the name change of UBS Series Trust--Tactical Allocation Portfolio to UBS Series
Trust--U.S. Allocation Portfolio that became effective on April 29, 2004.

Currently the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for the Class I distribution charge. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

In the normal course of business the Portfolio may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Trust management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources.
Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter
("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued

--------------------------------------------------------------------------------

                                                                              19


UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements

on the exchange designated as the primary market by UBS Global Asset Management
(US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special
"tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS
Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible

--------------------------------------------------------------------------------

20



UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements

shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes).
Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S.
generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments; including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract
("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At December 31, 2004, the Portfolio owed
UBS Global AM $31,767 in investment advisory and administration fees.

For the year ended December 31, 2004, the Portfolio paid $4,407 in brokerage commissions to UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays UBS Global AM a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. UBS
Global AM pays the entire distribution fee to the insurance companies. At
December 31, 2004, the Portfolio owed UBS Global AM $98,399 in distribution fees.

SECURITIES LENDING

The Portfolio may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least

--------------------------------------------------------------------------------


                                                                              21



UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements

equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services
Inc. and other affiliated broker-dealers have been approved as borrowers under the Portfolio's securities lending program. UBS Securities LLC is the Portfolio's lending agent. For the year ended December 31, 2004, UBS Securities
LLC earned $924 in compensation as the Portfolio's lending agent. At December
31, 2004, the Portfolio owed UBS Securities LLC $110 in compensation as the
Portfolio's lending agent.

BANK LINE OF CREDIT

The Portfolio participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. Under the Committed
Credit Facility arrangement, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit
Facility. Interest will be charged to the Portfolio at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the year ended
December 31, 2004, the Portfolio had an average daily amount of borrowing outstanding under the Committed Credit Facility of $1,858,489 for 3 days with a related weighted average annualized interest rate of 2.29%, which resulted in $355 of interest expense.

PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2004, aggregate purchases and sales of portfolio securities, excluding short-term securities and U.S. Government securities, were $55,847,754 and $80,371,036, respectively.

For the year ended December 31, 2004, aggregate purchases and sales of U.S.
Government securities, excluding short-term securities were $47,112,261 and $34,669,315, respectively.

FEDERAL TAX STATUS

The Portfolio intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment

--------------------------------------------------------------------------------


22


UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements

companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

DISTRIBUTIONS PAID FROM:                                2004             2003
.................................................................................
Ordinary income                                     $602,725         $672,226
.................................................................................
At December 31, 2004, the components of
accumulated deficit on a tax basis were as follows:

Undistributed ordinary income                                        $985,487
.................................................................................
Accumulated realized capital and other losses                     (31,857,955)
.................................................................................
Net unrealized appreciation of investments                          3,147,870
.................................................................................
Total accumulated deficit                                        $(27,724,598)
.................................................................................

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At December 31, 2004, the Portfolio had a net capital loss carryforward of $31,738,408. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $863,515 will expire December 31, 2009; $13,198,818 will expire December 31, 2010; $7,434,714 will expire December 31, 2011 and;
$10,241,361 will expire December 31, 2012. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. Also, in accordance with U.S. Treasury regulations, the Portfolio has elected to defer realized capital losses of $119,547 arising after October 31, 2004. Such losses are treated for tax purposes as arising on January
1, 2005.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation of investments at December 31, 2004 were as follows:

Tax cost of investments                                             $79,488,124
.................................................................................

Gross appreciation (investments having an excess of value over cost)  5,842,324
.................................................................................
Gross depreciation (investments having an excess of cost over value) (2,694,454)
.................................................................................
Net unrealized appreciation of investments                           $3,147,870
.................................................................................

To reflect reclassifications arising from permanent "book/tax" differences for the year ended December 31, 2004, accumulated undistributed net investment income was increased by $58,071 and accumulated net realized losses from investment transactions were increased by $58,071. These differences are primarily due to tax treatment of foreign currency transactions and paydown gains and losses.


--------------------------------------------------------------------------------

                                                                              23


UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                              CLASS H                         CLASS I
YEAR ENDED        --------------------------------------------------------------
DECEMBER 31, 2004:     SHARES         AMOUNT           SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold             21,605       $271,566           466,663    $5,862,017
.................................................................................
Shares repurchased    (323,622)    (4,011,232)       (1,105,483)  (13,832,330)
.................................................................................
Dividends reinvested    15,013        188,572            33,000       414,153
.................................................................................
Net decrease          (287,004)   $(3,551,094)         (605,820)  $(7,556,160)
.................................................................................


YEAR ENDED
DECEMBER 31, 2003:
.................................................................................
Shares sold             78,691       $771,631           510,725    $5,525,720
.................................................................................
Shares repurchased    (424,026)    (4,367,930)         (908,214)   (9,458,251)
.................................................................................
Dividends reinvested    24,952        240,276            44,854       431,950
.................................................................................
Net decrease          (320,383)   $(3,356,023)         (352,635)  $(3,500,581)
.................................................................................


--------------------------------------------------------------------------------

24




                  (This page has been left blank intentionally)




--------------------------------------------------------------------------------
                                                                            25

UBS Series Trust -- U.S. Allocation Portfolio

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                     Class H
--------------------------------------------------------------------------------
                                        For the Years Ended December 31,
--------------------------------------------------------------------------------
                                      2004    2003      2002      2001     2000
--------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                 $12.31   $9.77    $12.73    $15.83   $16.49
.................................................................................
Net investment income                 0.17@   0.11@     0.10@     0.08     0.40@
--------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investment activities 1.14    2.55     (2.97)   (2.02)    (0.71)
.................................................................................
Net increase (decrease) from
  operations                          1.31    2.66     (2.87)    (1.94)   (0.31)
.................................................................................
Dividends from net investment income (0.12)  (0.12)    (0.09)    (0.33)   (0.01)
.................................................................................
Distributions from net realized gains
  from investment activities            --      --       --      (0.83)   (0.34)
.................................................................................
Total dividends and distributions
  to shareholders                    (0.12)  (0.12)    (0.09)    (1.16)   (0.35)
.................................................................................
NET ASSET VALUE,
  END OF YEAR                       $13.50  $12.31     $9.77    $12.73   $15.83
.................................................................................
TOTAL INVESTMENT RETURN(1)           10.68%  27.62%   (22.68)%  (12.39)%  (1.93)
.................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)    $19,088 $20,949   $19,743   $32,607  $41,212
.................................................................................
Expenses to average net assets,
  net of fee waivers by advisor(2)   0.80%   0.77%     0.66%     0.67%    0.72%
.................................................................................
Net investment income to average
  net assets, net of fee waivers
  by advisor(2)                       1.39%   1.03%     0.91%     0.67%    2.50%
.................................................................................
Portfolio turnover                     136%      5%        5%       10%     166%
.................................................................................
@  Calculated using average month-end shares outstanding for the year.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if they were included.

2 During the year ended December 31, 2000, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver for Class H and Class I were 0.73% and 0.98%, respectively, for expenses to average net assets and 2.49% and 2.23%, respectively, for net investment income to average net assets.

--------------------------------------------------------------------------------

26




UBS Series Trust -- U.S. Allocation Portfolio

Financial Highlights
                                                      Class I
--------------------------------------------------------------------------------
                                           For the Years Ended December 31,
--------------------------------------------------------------------------------
                                     2004    2003     2002     2001    2000
--------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                  $12.28   $9.73   $12.69   $15.78   $16.48
..................................................................................
Net investment income                  0.14@   0.08@    0.07@    0.04     0.36@
.................................................................................
Net realized and unrealized gains
  (losses) from investment activities  1.13    2.56    (2.97)   (2.00)   (0.71)
.................................................................................
Net increase (decrease) from
  operations                           1.27    2.64    (2.90)   (1.96)   (0.35)
.................................................................................
Dividends from net investment income  (0.09)  (0.09)   (0.06)   (0.30)   (0.01)
.................................................................................
Distributions from net realized gains
  from investment activities             --      --        --   (0.83)   (0.34)
.................................................................................
Total dividends and distributions
  to shareholders                     (0.09)  (0.09)   (0.06)   (1.13)   (0.35)
.................................................................................
NET ASSET VALUE,
  END OF YEAR                        $13.46  $12.28    $9.73   $12.69   $15.78
.................................................................................
TOTAL INVESTMENT RETURN(1)            10.38%  27.37%  (22.95)% (12.55)%  (2.18)%
.................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)     $56,632 $59,124  $50,270  $85,825  $84,787
.................................................................................
Expenses to average net assets,
  net of fee waivers by advisor(2)     1.05%   1.02%    0.91%    0.92%   0.94%
.................................................................................
Net investment income to average
  net assets, net of fee waivers
  by advisor(2)                        1.15%   0.78%    0.66%    0.42%   2.27%
.................................................................................
Portfolio turnover                      136%      5%       5%      10%    166%






--------------------------------------------------------------------------------

                                                                            27



UBS Series Trust -- U.S. Allocation Portfolio

Report of Independent Registered Public Accounting Firm,
Ernst & Young LLP

To the Shareholders and Trustees of
UBS Series Trust--U.S. Allocation Portfolio

We have audited the accompanying statement of assets and liabilities of UBS
Series Trust--U.S. Allocation Portfolio (a portfolio comprising UBS Series
Trust), (the "Portfolio"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principals used and significant estimates made by management, and evaluating the overall financial statements presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS
Series Trust--U.S. Allocation Portfolio at December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.




                                                               /s/ Ernst & Young
New York, New York
February 14, 2005

--------------------------------------------------------------------------------

28



UBS Series Trust -- U.S. Allocation Portfolio

------------------------------------------------------------------------------


Tax Information (unaudited)

We are required by Subchapter M of the Internal revenue code of 1986, as amended, to advise you within 60 days of the Portfolio's fiscal year end
(December 31, 2004) as to the federal tax status of distributions received by shareholders during such fiscal year. The percentage of dividends paid that qualify for the 70% dividends received deduction for corporate shareholders is 100%.

General Information (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Portfolio's proxy voting policies, procedures and voting records, without charge, upon request by contacting the Portfolio directly at 1-800-647-1568, online on the Portfolio's website www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's website
(http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Portfolio will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling
1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Portfolio upon request by calling 1-800-647-1568.

--------------------------------------------------------------------------------

                                                                              29


UBS Series Trust--U.S. Allocation Portfolio

Supplemental Information (unaudited)

BOARD OF TRUSTEES & OFFICERS

The Trust is governed by a Board of Trustees which oversees the Portfolio's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Portfolio, the length of time served as a Trustee and Officer of the Portfolio, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Portfolio's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEE

                                         Term of
                                        Office+ and
                           Position(s)   Length of
      Name, Address         Held With      Time      Principal Occupation(s)
         and Age               Fund       Served       During Past 5 Years
----------------------------------------------------------------------------------
Margo N. Alexander*++; 58    Trustee    Since 1996   Mrs. Alexander is retired.
c/o UBS Global Asset                                 She was an executive vice
Management                                           president of UBS Financial
51 West 52nd Street                                  Services Inc. (from March
New York, NY 10019                                   1984 to December 2002).
                                                     She was chief executive
                                                     officer (from January 1995
                                                     to October 2000), a
                                                     director (from January
                                                     1995 to September 2001)
                                                     and chairman (from March
                                                     1999 to September 2001) of
                                                     UBS Global AM (formerly
                                                     known as Mitchell Hutchins
                                                     Asset Management Inc.).

















--------------------------------------------------------------------------------
30

UBS Series Trust--U.S. Allocation Portfolio

Supplemental Information (unaudited)








         Number of
 Portfolios in Fund Complex              Other Directorships
    Overseen by Trustee                    Held By Trustee
---------------------------------------------------------------------
Mrs. Alexander is a director or                 None
trustee of 16 investment
companies (consisting of 33
portfolios) for which UBS Global
AM or one of its affiliates
serves as investment advisor,
sub-advisor or manager.

















--------------------------------------------------------------------------------

UBS Series Trust--U.S. Allocation Portfolio

Supplemental Information (unaudited)

INDEPENDENT TRUSTEES

                                           Term of
                                         Office+ and
                           Position(s)    Length of
      Name, Address         Held With       Time        Principal Occupation(s)
         and Age               Fund        Served         During Past 5 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Q. Armstrong; 69    Trustee and  Since 1995    Mr. Armstrong is chairman
c/o Willkie, Farr &         Chairman of   (Trustee)    and principal of R.Q.A.
Gallagher LLP               the Board    Since 2004    Enterprises (management
787 Seventh Avenue          of Trustees  (Chairman     consulting firm) (since
New York, NY 10019-6099                    of the      April 1991 and principal
                                           Board       occupation since March
                                        of Trustees)   1995).

David J. Beaubien; 70       Trustee      Since 2001    Mr. Beaubien is retired
84 Doane Road                                          (since 2003). He was
Ware, MA 01082                                         chairman of Yankee
                                                       Environmental Systems,
                                                       Inc., a manufacturer of
                                                       meteorological measuring
                                                       systems (since 1991).

Richard R. Burt; 58         Trustee      Since 1996    Mr. Burt is chairman of
1275 Pennsylvania Ave.,                                Diligence LLC
N.W. Washington, D.C.                                  (international
20004                                                  information and security
                                                       firm) and IEP Advisors
                                                       (international
                                                       investments and
                                                       consulting firm).


Meyer Feldberg; 62          Trustee      Since 1996    Professor Feldberg is
Columbia Business School                               Dean Emeritus and Sanford
33 West 60th Street                                    Bernstein Professor of
7th Floor                                              Leadership and Ethics at
New York, NY 10023-7905                                Columbia Business School.
                                                       Prior to July 2004, he
                                                       was Dean and Professor of
                                                       Management of the
                                                       Graduate School of
                                                       Business at Columbia
                                                       University (since 1989).








--------------------------------------------------------------------------------
32

UBS Series Trust--U.S. Allocation Portfolio

Supplemental Information (unaudited)



        Number of
 Portfolios in Fund Complex                       Other Directorships
    Overseen by Trustee                             Held By Trustee
--------------------------------------------------------------------------------
Mr. Armstrong is a director or                            None
trustee of 16 investment companies
(consisting of 33 portfolios) for
which UBS Global AM or one of its
affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Beaubien is a director or             Mr. Beaubien is also a director of IEC
trustee of 16 investment companies        Electronics, Inc., a manufacturer of
(consisting of 33 portfolios) for         electronic assemblies.
which UBS Global AM or one of its
affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Burt is a director or trustee         Mr. Burt is also a director of
of 16 investment companies                Hollinger International, Inc.
(consisting of 33 portfolios) for         (publishing), HCL Technologies, Ltd.
which UBS Global AM or one of its         (software and information
affiliates serves as investment           technologies), The Central European
advisor, sub-advisor or manager.          Fund, Inc., The Germany Fund, Inc.,
                                          IGT, Inc. (provides technology to
                                          gaming and wagering industry) and
                                          chairman of Weirton Steel Corp.
                                          (makes and finishes steel products).
                                          He is also a is also a director or
                                          trustee of funds in the Scudder
                                          Mutual Funds Family (consisting of 52
                                          portfolios).


Professor Feldberg is a director or       Professor Feldberg is also a director
trustee of 30 investment companies        of Primedia Inc. (publishing),
(consisting of 47 portfolios) for         Federated Department Stores, Inc.
which UBS Global AM or one of its         (operator of department stores),
affiliates serves as investment           Revlon, Inc. (cosmetics), Select Inc.
advisor, sub-advisor or manager.          (healthcare services) and SAPPI, Ltd.
                                          (producer of paper).



















--------------------------------------------------------------------------------

UBS Series Trust--U.S. Allocation Portfolio

Supplemental Information (unaudited)

INDEPENDENT TRUSTEES (CONCLUDED)



                                          Term of
                                        Office+ and
                            Position(s)  Length of        Number of
      Name, Address          Held With     Time      Principal Occupation(s)
         and Age                Fund      Served       During Past 5 Years
-----------------------------------------------------------------------------
Carl W. Schafer; 69           Trustee    Since 1991   Mr. Schafer is president
66 Witherspoon Street #1100                           of the Atlantic Foundation
Princeton, NJ 08542                                   (charitable foundation)
                                                      (since 1990).



William D. White; 71          Trustee    Since 2001   Mr. White is retired
P.O. Box 199                                          (since 1994).
Upper Black Eddy, PA 18972


















--------------------------------------------------------------------------------
34

UBS Series Trust--U.S. Allocation Portfolio

Supplemental Information (unaudited)





            Number of
   Portfolios in Fund Complex                      Other Directorships
      Overseen by Trustee                            Held By Trustee
--------------------------------------------------------------------------------
Mr. Schafer is a director or              Mr. Schafer is also a director of
trustee of 16 investment companies        Labor Ready, Inc. (temporary
(consisting of 33 portfolios) for         employment), Guardian Life Insurance
which UBS Global AM or one of its         Company Mutual Funds (consisting of
affiliates serves as investment           25 portfolios), the Harding, Loevner
advisor, sub-advisor or manager.          Funds (consisting of 25 portfolios),
                                          E.I.I. Realty Securities Trust
                                          (consisting of two portfolios) and
                                          Frontier Oil Corporation.

Mr. White is a director or trustee                       None
of 16 investment companies
(consisting of 33 portfolios) for
which UBS Global AM or one of its
addiliates serves as investment
advisor, sub-advisor or manager.





























--------------------------------------------------------------------------------

UBS Series Trust--U.S. Allocation Portfolio

Supplemental Information (unaudited)


OFFICERS

                                                        Term of                  Principal Occupation(s)
                                                      Office+ and                 During Past 5 Years;
     Name,                      Position(s)            Length of                Number of Portfolios in
   Address,                     Held with                 Time                Fund Complex for which person
   and Age                        Fund                  Served                      serves as Officer
-------------------------------------------------------------------------------------------------------------------
W. Douglas Beck*; 37         Vice President           Since 2003     Mr. Beck is an executive director and head
                                                                     of product management of UBS Global AM
                                                                     (since 2002). From March 1998 to November
                                                                     2002, he held various positions at Merrill
                                                                     Lynch, the most recent being first vice
                                                                     president and co-manager of the managed
                                                                     solutions group. Mr. Beck is vice president
                                                                     of 20 investment companies (consisting of 75
                                                                     portfolios) for which UBS Global AM or one of
                                                                     it affiliates serves as investment advisor,
                                                                     sub-advisor of manager.

James Capezzuto*; 41         Vice President           Since 2004     Mr. Capezzuto is director and associate
                             and Assistant                           general counsel at UBS Global AM (since
                             Secretary                               2004). Prior to joining UBS Global AM he was
                                                                     senior vice president, senior compliance
                                                                     manager at Bank of America (from 2003-2004)
                                                                     prior to that he was general counsel at
                                                                     Steinberg Priest & Sloane and prior to that
                                                                     he was director and senior counsel at
                                                                     Deutsche Asset Management (from 1996-2002).
                                                                     Mr. Capezzuto is a vice president and
                                                                     assistant secretary of 20 investment
                                                                     companies (consisting of 75 portfolios) for
                                                                     which UBS Global AM or one of its affiliates
                                                                     serves as investment advisor, sub-advisor or
                                                                     manager.

Thomas Disbrow*; 39          Vice President           Since 2000     Mr. Disbrow is a director and co-head of the
                             and Treasurer        (Vice President)   mutual fund finance department of UBS Global
                                                      Since 2004     AM. Prior to November 1999, he was a vice
                                                     (Treasurer)     president of Zweig/Glaser Advisers. Mr. Disbrow
                                                                     is a vice president and treasurer of 16
                                                                     investment companies (consisting of 33
                                                                     portfolios) vice president and assistant
                                                                     treasurer of four investment companies
                                                                     (consisting of 42 portfolios) for which UBS
                                                                     Global AM or one of its affiliates serves as
                                                                     investment advisor, sub-advisor or manager.




--------------------------------------------------------------------------------
36

UBS Series Trust--U.S. Allocation Portfolio

Supplemental Information (unaudited)

OFFICERS (CONTINUED)

                                                          Term of                 Principal Occupation(s)
                                                        Office+ and                During Past 5 Years;
     Name,                       Position(s)             Length of               Number of Portfolios in
   Address,                      Held with                 Time               Fund Complex for which person
   and Age                          Fund                  Served                     serves as Officer
-------------------------------------------------------------------------------------------------------------------
Mark F. Kemper**; 47            Vice President         Since 2004    Mr. Kemper is general counsel of UBS Global
                                and Secretary                        Asset Management--Americas region (since
                                                                     July 2004). Mr. Kemper also is an executive
                                                                     director of UBS Global Asset Management
                                                                     (Americas) Inc. (`'UBS Global AM
                                                                     (Americas)") and was its deputy general
                                                                     counsel from July 2001 to July 2004. He has
                                                                     been secretary of UBS Global AM (Americas)
                                                                     since 1999 and assistant secretary of UBS
                                                                     Global Asset Management Trust Company since
                                                                     1993. Mr. Kemper is secretary of UBS Global
                                                                     AM (since 2004). Mr. Kemper is vice
                                                                     president and secretary of 20 investment
                                                                     companies (consisting of 75 portfolios) for
                                                                     which UBS Global AM (Americas) or one of its
                                                                     affiliates serves as investment advisor,
                                                                     sub-advisor or manager.

Joanne M. Kilkeary*; 36         Vice President         Since 2004    Ms. Kilkeary is an associate director and a
                                and Assistant                        senior manager of the mutual fund finance
                                Treasurer                            department of UBS Global AM. Ms. Kilkeary is
                                                                     a vice president and assistant treasurer of
                                                                     16 investment companies (consisting of 33
                                                                     portfolios) for which UBS Global AM or one
                                                                     of its affiliates serves as investment
                                                                     advisor, sub-advisor or manager.

Joseph T. Malone*; 37           Vice President         Since 2004    Mr. Malone is a director and co-head of the
                                and Assistant                        mutual fund finance department of UBS Global
                                Treasurer                            AM. From August 2000 through June 2001, he
                                                                     was the controller at AEA Investors Inc.
                                                                     From March 1998 to August 2000, Mr. Malone
                                                                     was a manager within the investment
                                                                     management services practice of
                                                                     PricewaterhouseCoopers LLC. Mr. Malone is
                                                                     vice president and assistant treasurer of 16
                                                                     investment companies (consisting of 33
                                                                     portfolios) and vice president, treasurer
                                                                     and principal accounting officer of four
                                                                     investment companies (consisting of 42
                                                                     portfolios) for which UBS Global AM or one
                                                                     of its affiliates serves as investment
                                                                     advisor, sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Series Trust--U.S. Allocation Portfolio

Supplemental Information (unaudited)

OFFICERS (CONTINUED)

                                                          Term of                 Principal Occupation(s)
                                                        Office+ and                During Past 5 Years;
     Name,                       Position(s)             Length of               Number of Portfolios in
   Address,                      Held with                 Time               Fund Complex for which person
   and Age                          Fund                  Served                     serves as Officer
----------------------------------------------------------------------------------------------------------------------
Joseph McGill*; 42              Vice President           Since 2004     Mr. McGill is an executive director and
                                and Chief                               chief compliance officer at UBS Global AM
                                Compliance                              and UBS Global AM (Americas) (since 2003).
                                Officer                                 Prior to joining UBS Global AM he was
                                                                        Assistant General Counsel, J. P. Morgan
                                                                        Investment Management (from 1999-2003). Mr.
                                                                        McGill is a vice president and chief
                                                                        compliance officer of 20 investment
                                                                        companies (consisting of 75 portfolios) for
                                                                        which UBS Global AM or one of its affiliates
                                                                        serves as investment advisor, sub-advisor or
                                                                        manager.

Brian D. Singer**, 44           Vice President           Since 2004     Mr. Singer is chief investment officer--
                                                                        Americas at UBS Global AM (since 2003).
                                                                        Prior to 2003, he was global head of asset
                                                                        allocation and risk management at UBS Global
                                                                        AM. Mr. Singer is a vice president of two
                                                                        investment companies (consisting of two
                                                                        portfolios) for which UBS Global AM or one
                                                                        of its affiliates serves as investment
                                                                        advisor, sub-advisor or manager.


Joseph A. Varnas*; 37           President                Since 2003     Mr. Varnas is a managing director (since
                                                                        March 2003), global head of information
                                                                        technology and operations (since March 2004)
                                                                        and head of product management--Americas
                                                                        (since November 2002) of UBS Global AM. He
                                                                        was head of technology of UBS Global AM from
                                                                        November 2002 to March 2004. From 2000 to
                                                                        2001, he was manager of product development
                                                                        in Investment Consulting Services at UBS
                                                                        Financial Services Inc. Mr. Varnas was a
                                                                        senior analyst in the Global Securities
                                                                        Research and Economics Group at Merrill
                                                                        Lynch from 1995 to 1999. Mr. Varnas is
                                                                        president of 20 investment companies
                                                                        (consisting of 75 portfolios) for which UBS
                                                                        Global AM or one of its affiliates serves as
                                                                        investment advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
38

UBS Series Trust -- U.S. Allocation Portfolio

Supplemental Information (unaudited)

OFFICERS (CONCLUDED)

                                                          Term of                 Principal Occupation(s)
                                                        Office+ and                During Past 5 Years;
     Name,                       Position(s)             Length of               Number of Portfolios in
   Address,                      Held with                 Time               Fund Complex for which person
   and Age                          Fund                  Served                     serves as Officer
----------------------------------------------------------------------------------------------------------------------
Keith A. Weller*; 43            Vice President           Since 1996     Mr. Weller is a director and associate
                                and Assistant                           general counsel of UBS Global AM. Mr. Weller
                                Secretary                               is a vice president and assistant secretary
                                                                        of 20 investment companies (consisting of 75
                                                                        portfolios) for which UBS Global AM or one
                                                                        of its affiliates serves as investment
                                                                        advisor, sub-advisor or manager.





* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois
   60606.

+ Each Trustee holds office for an indefinite term. Each Trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the Trustees and serve at the pleasure of the Board.

++ Mrs. Alexander is an `'interested person" of the Trust as defined in the Investment Company Act by virtue of her former positions with UBS Global AM and/or any of its affiliates.

--------------------------------------------------------------------------------

                  (This page has been left blank intentionally)

TRUSTEES


Richard Q. Armstrong                    Meyer Feldberg
CHAIRMAN                                Carl W. Schafer

Margo N. Alexander                      William D. White
David J. Beaubien
Richard R. Burt

PRINCIPAL OFFICERS

Joseph A. Varnas                        Thomas Disbrow
PRESIDENT                               VICE PRESIDENT AND TREASURER

Mark F. Kemper                          W. Douglas Beck
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT


INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114















THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE PORTFOLIO UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(c) 2005 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

                                                         ---------------
[Graphic Omitted] UBS                                      Presorted
                                                            Standard
UBS GLOBAL ASSET MANAGEMENT (US) INC.                      US Postage
51 West 52nd Street                                           PAID
New York, New York 10019-6114                             Smithtown, NY
                                                             Permit 700
                                                         ---------------

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Richard Q. Armstrong. Mr. Armstrong is independent as defined in item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  AUDIT FEES:

          For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $37,400 and $33,900, respectively.

          Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

     (b)  AUDIT-RELATED FEES:

          In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $3,500 and $3,618, respectively, which includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

          Fees included in the audit-related category are those associated with
          (1) the reading and providing of comments on the 2004 and 2003 semiannual financial statements and (2) review of the consolidated 2003 and 2002 report on UBS Funds' profitability of UBS Global Asset Management (US) Inc. ("UBS Global AM") and UBS Financial Services Inc. to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

          There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (c)  TAX FEES:

          In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $9,800 and $10,300, respectively, which includes amounts related to tax services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

          Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

          There were no tax fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.



     (d)  ALL OTHER FEES:

          In each of the fiscal years ended December 31, 2004 and December 31, 2003, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

          Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

          There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e)  (1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES:

               The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12,
               2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                    The [audit ]Committee shall:

                    ...



                    2. Pre-approve (a) all audit and permissible non-audit services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [AM] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund's officers).

                         ---------------

                          (1) The Committee will not approve non-audit services
                              that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may NOT include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services;
                              (vi) management functions or human resources;
                              (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and
                              (ix) any other service the Public Company
                              Accounting Oversight Board determines, by regulation, is impermissible.

                              Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

     (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

               AUDIT-RELATED FEES:

               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

               TAX FEES:

               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

               ALL OTHER FEES:

               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

     (f) According to E&Y, for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

     (g) For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed by E&Y of $3,127,819 and $3,353,894, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                               2004                2003
                                             --------           ----------
          Covered Services                    $13,300            $13,918
          Non-Covered Services               3,114,519          3,339,976

     (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Professor Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

     (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant's Report on Form N-CSR filed March 10, 2004 (Accession Number: 0000950117-04-000934)(SEC File No. 811-04919).

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    March 9, 2005
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    March 9, 2005
         -------------

By:      /s/ Thomas Disbrow
         ---------------------
         Thomas Disbrow
         Treasurer

Date:    March 9, 2005
         -------------